EMBEDDED DERIVATIVE ASSET (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EMBEDDED DERIVATIVE ASSET
Embedded derivative asset - Beginning of period	$ 15,160	$ 9,671
Fair value adjustment	(21,728)	5,489
Amendment to Wheaton Silver Purchase Agreement	19,642	0
Embedded derivative asset - End of period	$ 13,074	$ 15,160